PROPERTY AND EQUIPMENT, NET	6 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 9 – PROPERTY AND EQUIPMENT, NET

Property and equipment, at cost less accumulated depreciation, consisted of the following:

	December 31,	June 30,
	2025	2025
	(Unaudited)
Buildings and improvements	$4,061,449	$3,987,807
Computer and office equipment	137,254	151,668
Machinery and equipment	1,897,170	1,807,141
Vehicles	820,921	806,036
Construction in process	2,869,159	132,516
Subtotal	9,785,953	6,885,168
Less: accumulated depreciation	(4,512,601)	(4,252,122)
Property and equipment, net	$5,273,352	$2,633,046

For the six months ended December 31, 2025 and 2024, depreciation was $199,414 and $211,041, respectively.

Construction in process consisted of the following:

	December 31,	June 30,
	2025	2025
	(Unaudited)
Intelligent kitchen manufacturing facility (1)	$2,531,499	$-
Office building floor addition (2)	320,829	132,516
Office building first-floor renovation (3)	16,831	-
Total	$2,869,159	$132,516

(1)	In September 2025, the Company officially began construction of its intelligent kitchen production facility located in Gushan Town, Jiangyin. The facility is a four-story building (with no basement) with a total floor area of 32,086 square meters and expected to commence operations in June 2026. With a total investment of approximately RMB 200 million, the intelligent kitchen production facility aims to expand production capacity and advance the Company’s strategic in intelligent manufacturing. Upon completion and full ramp-up, the facility is expected to produce approximately 5,000 sets of intelligent kitchen equipment annually.

(2)	In March 2025, the Company began construction of an additional floor on its office building located at No. 190 Xizhang Road, Gushan Town, Jiangyin City, Wuxi City, Jiangsu Province. The estimated total investment is RMB 2,600,000 ($369,907), and the construction is expected to complete in June 2026.

(3)	In July 2025, the Company began renovation work on the first floor of its office building located at No. 190 Xizhang Road, Gushan Town, Jiangyin City, Jiangsu Province. The estimated total investment is approximately RMB 350,000 ($49,795), with completion anticipated in June 2026.